Leases - Summary of Detailed Information About Maturity Analysis Of Lease Liability (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Lease liabilities	$ 1,635	$ 1,697
Discounted [Member]
Statement [line items]
Lease liabilities	1,635	1,697
Discounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	296	304
Discounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	241	245
Discounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	189	196
Discounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	154	153
Discounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	125	126
Discounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	630	673
Undiscounted [Member]
Statement [line items]
Lease liabilities	2,176	2,289
Undiscounted [Member] | Within one year [member]
Statement [line items]
Lease liabilities	301	309
Undiscounted [Member] | Between one and two years [member]
Statement [line items]
Lease liabilities	255	259
Undiscounted [Member] | Between two and three years [member]
Statement [line items]
Lease liabilities	208	217
Undiscounted [Member] | Between three and four years [member]
Statement [line items]
Lease liabilities	177	177
Undiscounted [Member] | Between four and five years [member]
Statement [line items]
Lease liabilities	150	152
Undiscounted [Member] | After five years [member]
Statement [line items]
Lease liabilities	$ 1,085	$ 1,175